Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,984,860
Previously Paid Amount	0.00
Total Fee Amount	1,655.11
Total Offset Amount	0.00
Net Fee	1,655.11
Narrative - Max Aggregate Offering Price	$ 11,984,860
Final Prospectus	true